Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

FBRED REIT Real Estate Debt OPCO, LLC

251 Little Falls Drive

Wilmington, Delaware 19808

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by FBRED REIT Real Estate Debt OPCO, LLC (the “Company”, as the engaging party), and J.P. Morgan Securities LLC, Barclays Capital Inc., Wells Fargo Securities, LLC, Morgan Stanley & Co. LLC, and Performance Trust Capital Partners, LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below) related to the BSPDF 2026-FL5 Issuer, LLC securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the Transaction and the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the entire population of collateral for the Transaction, consisting of 67 mortgage loans (the “Mortgage Loan Assets”) secured by 127 mortgaged properties (the “Mortgaged Properties”) (collectively the “Collateral”), of which 4 mortgage loans, identified on the Final Data File with Collateral Interest/Mortgaged Property Names of “The Waypoint Florida Portfolio”, “Seraphine”, “Livano Wildwood” and “Soluna” have not closed (the “Delayed Close Mortgage Loan Assets”) as of the date of this report.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
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•	The existence of the assets or collateral securing such assets;
•	The rights of any party including, the Specified Parties, the Responsible Party, the issuer, or the Transaction have to the assets or collateral securing such assets or any obligations on those assets or collateral securing such assets;
•	The value of the collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of July 9, 2026.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on July 23, 2026 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	BSPDF 2026-FL5 Accounting Tape_vFiling.xlsx (provided on July 23, 2026).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of certain Specified Attributes to Source Documents, as indicated within Exhibit A.

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•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology as shown within Exhibit B.

•	The phrase “in agreement” refers to the comparison or Recalculated Attribute of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any) as shown within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit, appraisal summary and/or a restricted appraisal document.
•	The phrase “Cash Management Agreement” refers to signed or draft cash management agreement, cash management excel and/or deposit and control account agreement.
•	The phrase “Cross Collateralization Agreement” refers to signed cross collateralization agreement, if applicable.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Franchise Agreement” refers to a signed or draft franchise agreement, if applicable.
•	The phrase “Ground Lease” refers to the signed or draft ground lease agreement, ground lease estoppel, ground lease abstract and/or assumptions or riders thereof.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement or environmental indemnity agreement.
•	The phrase “Insurance Binder” refers to a certificate of insurance and/or insurance risk analysis, if applicable.
•	The phrase “Interest Rate Cap Agreement” refers to a signed or draft interest rate cap agreement, interest rate cap confirmation or a transaction summary document.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments, slip pages or exhibits thereof, a signed or draft promissory note and other security agreements.
•	The phrase “Management Agreement” refers to signed management agreement and any amendments, assignments or assumptions thereof.
•	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.
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•	The phrase “Servicing Report” refers to schedules dated as of July 9, 2026 of loan and escrow balances, provided between July 13, 2026 and July 23, 2026.
•	The phrase “Settlement Statement” refers to a borrower, title company and/or lender mortgage loan closing statement, as well as a funding statement in Excel, indicating the sources and uses of dispersed funds.
•	The phrase “Subordinate Debt Interest Rate Cap Agreement” refers to a signed or draft interest rate cap agreement, interest rate cap confirmation or a transaction summary document related to the subordinate loan, if applicable.
•	The phrase “Subordinate Debt Loan Agreement” refers to a signed mezzanine, junior or other subordinate loan agreement and promissory note, if applicable.
•	The phrase “Tenancy In Common Agreement” refers to a signed tenancy in common agreement.
•	The phrase “Title Policy” refers to a signed or proforma title policy.
•	The phrase “Underwriting File” refers to the electronic underwriting file consisting of historical and underwritten cash flow statements and underwritten rent roll prepared by the Company’s underwriting team and borrower provided rent rolls.

The documents made available to us by the Company for purposes of performing the procedures may have included drafts, unsigned, or non-final versions. We have not verified that such documents were executed or represent the final agreed-upon terms, and did not perform any procedures to compare such documents to executed versions, if any. We did not validate, confirm, or review any signatures for authenticity. Accordingly, we make no representation regarding the completeness, accuracy, or finality of such documents.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From June 22, 2026 through July 23, 2026, the Company provided us with the Source Documents related to the Collateral for which:

•	We compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	We recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Certain Specified Attributes were provided by the Company and were neither compared to the corresponding Source Documents nor recalculated. These attributes are listed in Exhibit A as a “Company Provided Attribute” and in Exhibit C.

The Recalculated Attribute methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a Recalculated Attribute was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in

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agreement. With respect to the Delayed Closed Mortgage Loan Asset, we were instructed by the Company to recalculate certain Specified Attributes as detailed in Exhibit B using the Company Provided Attributes in the Final Data File. For the avoidance of doubt, with respect to the Delayed Close Mortgage Loan Assets, we did not compare the Specified Attributes to the corresponding Source Documents.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Transaction or the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

July 23, 2026

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Exhibits

Exhibit A – Loan File Procedures

Exhibit B – Recalculated Attribute Methodology

Exhibit C – Additional Company Provided Attributes

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#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Collateral Interest Number	Company Provided Attribute	None
2	Collateral Interest Type	Company Provided Attribute	None
3	Unclosed/Closed	Company Provided Attribute	None
4	Collateral Interest Status	Company Provided Attribute	None
5	Collateral Interest / Property Flag	Company Provided Attribute	None
6	# of Properties	Appraisal Report	None
7	Collateral Interest/Mortgaged Property Name	Company Provided Attribute	None
8	Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement, Cross Collateralization Agreement	None
9	Property Address(1)	Appraisal Report	None
10	City	Appraisal Report	None
11	State	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	County	Appraisal Report	None
14	Year Built	Appraisal Report, Engineering Report	None
15	Year Renovated	Appraisal Report, Engineering Report	None
16	Property Type	Appraisal Report	None
17	Specific Property Type	Appraisal Report	None
18	Number of Units(2)	Underwriting File	None
19	Unit of Measure(3)	Underwriting File	None
20	Occupancy (%)	Underwriting File	0.10%
21	Occupancy Date	Underwriting File	None
22	Ownership Interest	Title Policy	None
23	Loan Purpose	Settlement Statement	None
24	Note Date	Loan Agreement	None
25	First Payment Date(4)	Loan Agreement	None
26	Mortgage Loan Commitment Original Balance ($)	Loan Agreement	$0.01
27	Mortgage Loan Commitment Original Balance / Unit ($)	Recalculated Attribute	$0.01
28	Mortgage Loan Initial Funded Amount ($)	Loan Agreement, Settlement Statement	$0.01
29	Mortgage Loan Initial Unfunded Future Funding Amount ($)(5)	Loan Agreement	$0.01
30	Mortgage Loan Cut-off Date Balance ($)	Servicing Report, Loan Agreement, Settlement Statement	$0.01
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#	Specified Attribute	Source Document (in order of priority)	Tolerance
31	Mortgage Loan Cut-off Date Balance / Unit ($)	Recalculated Attribute	$0.01
32	Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Servicing Report, Loan Agreement, Settlement Statement	$0.01
33	Future Funding Advance Conditions	Loan Agreement	None
34	Mortgage Loan Balloon Balance ($)	Recalculated Attribute	$0.01
35	Mortgage Loan Balloon Balance / Unit ($)	Recalculated Attribute	$0.01
36	Mortgage Loan Annual Debt Service Payment (IO) ($)	Recalculated Attribute	None
37	Mortgage Loan Annual Debt Service Payment (P&I) ($)	Recalculated Attribute	None
38	Mortgage Loan Annual Debt Service Payment (Cap) ($)	Recalculated Attribute	None
39	Mortgage Loan Maturity Annual Debt Service (P&I) ($)	Recalculated Attribute	None
40	Mortgage Loan Maturity Annual Debt Service (Cap) ($)	Recalculated Attribute	None
41	Collateral Interest Cut-off Date Balance ($)	Company Provided Attribute	None
42	Aggregate Collateral Interest Cut-off Date Balance %	Recalculated Attribute	None
43	Collateral Interest Balloon Balance ($)	Recalculated Attribute	$0.01
44	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Recalculated Attribute	$0.01
45	Collateral Interest Annual Debt Service Payment (IO) ($)	Recalculated Attribute	None
46	Collateral Interest Annual Debt Service Payment (P&I) ($)	Recalculated Attribute	None
47	Collateral Interest Annual Debt Service Payment (Cap) ($)	Recalculated Attribute	None
48	Pari Passu Funded Amount	Recalculated Attribute	$0.01
49	Pari Passu Balance in Other Securitization	Company Provided Attribute	None
50	Rate Type	Loan Agreement	None
51	Index	Loan Agreement	None
52	Index Rate Assumption	Recalculated Attribute	None
53	Mortgage Loan Margin	Loan Agreement	None
54	Mortgage Loan Cut-off Date Interest Rate	Recalculated Attribute	None
55	Mortgage Loan Margin Change (Y/N)	Loan Agreement	None
56	Mortgage Loan Margin Change Description	Loan Agreement	None
57	Mortgage Loan Rate Cap	Recalculated Attribute	None
58	Mortgage Loan Rate Floor	Recalculated Attribute	None
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#	Specified Attribute	Source Document (in order of priority)	Tolerance
59	Mortgage Loan Index Floor	Loan Agreement	None
60	Mortgage Loan Index Cap	Interest Rate Cap Agreement	None
61	Mortgage Loan Index Cap Termination Date	Interest Rate Cap Agreement	None
62	Mortgage Loan Index Cap Provider	Interest Rate Cap Agreement	None
63	Collateral Interest Margin	Loan Agreement	None
64	Collateral Interest Cut-off Date Interest Rate	Recalculated Attribute	None
65	Junior Participation Cut-off Date Balance	Company Provided Attribute	None
66	Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Company Provided Attribute	None
67	Junior Participation Balloon Payment ($)	Company Provided Attribute	None
68	Junior Participation Cut-off Date Margin	Company Provided Attribute	None
69	Junior Participation Cut-off Date Interest Rate	Recalculated Attribute	None
70	Amortization Type During Initial Term	Loan Agreement	None
71	Initial IO Period	Loan Agreement	None
72	Initial IO Period (Remaining)	Recalculated Attribute	None
73	Original Loan Term (Initial)	Recalculated Attribute	None
74	Original Loan Term (Remaining)	Recalculated Attribute	None
75	ARD Loan (Y/N)	Loan Agreement	None
76	Initial Maturity Date or Anticipated Repayment Date	Loan Agreement	None
77	Seasoning (months)	Recalculated Attribute	None
78	Extension Options (Y/N)	Loan Agreement	None
79	Extension Options Description	Loan Agreement	None
80	Amortization Type During Extensions	Loan Agreement	None
81	Amortization Type During Extensions Description	Loan Agreement	None
82	First Extension Period (months)	Loan Agreement	None
83	First Extension Fee	Loan Agreement	None
84	First Extension Period Requirements	Loan Agreement	None
85	First Extension Floor	Recalculated Attribute	None
86	First Extension Cap	Loan Agreement	None
87	Second Extension Period (months)	Loan Agreement	None
88	Second Extension Fee	Loan Agreement	None
89	Second Extension Period Requirements	Loan Agreement	None
90	Second Extension Floor	Recalculated Attribute	None
91	Second Extension Cap	Loan Agreement	None
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#	Specified Attribute	Source Document (in order of priority)	Tolerance
92	Third Extension Period (months)	Loan Agreement	None
93	Third Extension Fee	Loan Agreement	None
94	Third Extension Period Requirements	Loan Agreement	None
95	Third Extension Floor	Recalculated Attribute	None
96	Third Extension Cap	Loan Agreement	None
97	Fully Extended Loan Term (Initial)	Recalculated Attribute	None
98	Fully Extended Loan Term (Remaining)	Recalculated Attribute	None
99	Fully Extended Maturity Date	Loan Agreement	None
100	Third Most Recent As Of Period	Underwriting File	1 Day
101	Third Most Recent Revenues	Underwriting File	$1.00
102	Third Most Recent Expenses	Underwriting File	$1.00
103	Third Most Recent NOI	Underwriting File	$1.00
104	Third Most Recent NCF	Underwriting File	$1.00
105	Third Most Recent Occupancy (For Hospitality)	Underwriting File	0.10%
106	Third Most Recent ADR	Underwriting File	None
107	Third Most Recent RevPAR	Underwriting File	None
108	Second Most Recent As Of Period	Underwriting File	1 Day
109	Second Most Recent Revenues	Underwriting File	$1.00
110	Second Most Recent Expenses	Underwriting File	$1.00
111	Second Most Recent NOI	Underwriting File	$1.00
112	Second Most Recent NCF	Underwriting File	$1.00
113	Second Most Recent Occupancy (For Hospitality)	Underwriting File	0.10%
114	Second Most Recent ADR	Underwriting File	None
115	Second Most Recent RevPAR	Underwriting File	None
116	Most Recent As Of Period	Underwriting File	1 Day
117	Most Recent Revenues	Underwriting File	$1.00
118	Most Recent Expenses	Underwriting File	$1.00
119	Most Recent NOI	Underwriting File	$1.00
120	Most Recent NCF	Underwriting File	$1.00
121	Most Recent Occupancy (For Hospitality)	Underwriting File	0.10%
122	Most Recent ADR	Underwriting File	None
123	Most Recent RevPAR	Underwriting File	None
124	Mortgage Loan Most Recent NOI DSCR	Recalculated Attribute	None
125	Mortgage Loan Most Recent NCF DSCR	Recalculated Attribute	None
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#	Specified Attribute	Source Document (in order of priority)	Tolerance
126	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Recalculated Attribute	None
127	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Recalculated Attribute	None
128	Collateral Interest Most Recent NOI DSCR	Recalculated Attribute	None
129	Collateral Interest Most Recent NCF DSCR	Recalculated Attribute	None
130	Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Recalculated Attribute	None
131	Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Recalculated Attribute	None
132	Underwritten Occupancy (%)	Underwriting File	0.10%
133	Underwritten Revenues ($)	Underwriting File	$1.00
134	Underwritten Expenses ($)	Underwriting File	$1.00
135	Underwritten NOI ($)	Underwriting File	$1.00
136	Underwritten Reserves ($)	Underwriting File	$1.00
137	Underwritten NCF ($)	Underwriting File	$1.00
138	Underwritten ADR	Underwriting File	None
139	Underwritten RevPAR	Underwriting File	None
140	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Recalculated Attribute	None
141	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Recalculated Attribute	None
142	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	Recalculated Attribute	None
143	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	Recalculated Attribute	None
144	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Recalculated Attribute	None
145	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Recalculated Attribute	None
146	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Recalculated Attribute	None
147	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Recalculated Attribute	None
148	Underwritten Stabilized Occupancy (%)	Underwriting File	0.10%
149	Underwritten Stabilized Revenues ($)	Underwriting File	$1.00
150	Underwritten Stabilized Expenses ($)	Underwriting File	$1.00
151	Underwritten Stabilized NOI ($)	Underwriting File	$1.00
152	Underwritten Stabilized Reserves ($)	Underwriting File	$1.00
153	Underwritten Stabilized NCF ($)	Underwriting File	$1.00
154	Underwritten Stabilized ADR	Underwriting File	None
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#	Specified Attribute	Source Document (in order of priority)	Tolerance
155	Underwritten Stabilized RevPAR	Underwriting File	None
156	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Recalculated Attribute	None
157	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Recalculated Attribute	None
158	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Recalculated Attribute	None
159	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Recalculated Attribute	None
160	Collateral Interest Underwritten Stabilized NOI DSCR	Recalculated Attribute	None
161	Collateral Interest Underwritten Stabilized NCF DSCR	Recalculated Attribute	None
162	Collateral Interest Underwritten Stabilized NOI Debt Yield	Recalculated Attribute	None
163	Collateral Interest Underwritten Stabilized NCF Debt Yield	Recalculated Attribute	None
164	Appraisal Stabilized Occupancy (%)	Underwriting File	0.10%
165	Appraisal Stabilized Revenues ($)	Underwriting File	$1.00
166	Appraisal Stabilized Expenses ($)	Underwriting File	$1.00
167	Appraisal Stabilized NOI ($)	Underwriting File	$1.00
168	Appraisal Stabilized Reserves ($)	Underwriting File	$1.00
169	Appraisal Stabilized NCF ($)	Underwriting File	$1.00
170	Appraisal Stabilized ADR	Underwriting File	None
171	Appraisal Stabilized RevPAR	Underwriting File	None
172	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Recalculated Attribute	None
173	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Recalculated Attribute	None
174	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Recalculated Attribute	None
175	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Recalculated Attribute	None
176	Collateral Interest Appraisal Stabilized NOI DSCR	Recalculated Attribute	None
177	Collateral Interest Appraisal Stabilized NCF DSCR	Recalculated Attribute	None
178	Collateral Interest Appraisal Stabilized NOI Debt Yield	Recalculated Attribute	None
179	Collateral Interest Appraisal Stabilized NCF Debt Yield	Recalculated Attribute	None
180	Borrower	Loan Agreement	None
181	Recourse	Guaranty Agreement, Loan Agreement	None
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#	Specified Attribute	Source Document (in order of priority)	Tolerance
182	Recourse Provisions	Guaranty Agreement, Loan Agreement	None
183	Recourse Carveout Guarantor	Guaranty Agreement, Loan Agreement	None
184	Sponsor	Loan Agreement, Guaranty Agreement	None
185	Affiliated Sponsor (Y/N)	Recalculated Attribute	None
186	Tenants-in-common (Y/N)	Loan Agreement, Tenancy In Common Agreement	None
187	Ground Lease (Y/N)	Title Policy	None
188	Annual Ground Lease Payment ($)	Ground Lease	None
189	Ground Lease Initial Expiration Date	Ground Lease	None
190	Ground Lease Extension (Y/N)	Ground Lease	None
191	# of Ground Lease Extension Options	Ground Lease	None
192	Ground Lease Expiration Date with Extensions	Ground Lease	None
193	Engineering Report Date	Engineering Report	None
194	Environmental Report Date (Phase I)	Environmental Report	None
195	Environmental Report Date (Phase II)	Environmental Report	None
196	Environmental Insurance (Y/N)	Insurance Binder	None
197	Seismic Report Date	Seismic Report, Engineering Report	None
198	Seismic PML %	Seismic Report, Engineering Report	None
199	Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Engineering Report, Insurance Binder	None
200	Lockbox Type	Loan Agreement, Cash Management Agreement	None
201	Cash Management Type	Loan Agreement, Cash Management Agreement	None
202	Cash Management Trigger Event	Loan Agreement, Cash Management Agreement	None
203	Tax Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
204	Tax Escrow (Cut-off Date) ($)	Settlement Statement, Servicing Report	$1.00
205	Tax Escrow (Monthly) ($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
206	Springing Tax Escrow Description	Loan Agreement	None
207	Insurance Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
208	Insurance Escrow (Cut-off Date) ($)	Settlement Statement, Servicing Report	$1.00
209	Insurance Escrow (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
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#	Specified Attribute	Source Document (in order of priority)	Tolerance
210	Springing Insurance Escrow Description	Loan Agreement	None
211	Replacement Reserve (Upfront)($)	Loan Agreement, Settlement Statement	$1.00
212	Replacement Reserve (Cut-off Date)($)	Settlement Statement, Servicing Report	$1.00
213	Replacement Reserve (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
214	Replacement Reserve Cap($)	Loan Agreement	None
215	Springing Replacement Reserve Description	Loan Agreement	None
216	TI/LC Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
217	TI/LC Reserve (Cut-off Date) ($)	Settlement Statement, Servicing Report	$1.00
218	TI/LC Reserve (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
219	TI/LC Reserve Cap($)	Loan Agreement	None
220	Springing TI/LC Reserve Description	Loan Agreement	None
221	Environmental Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
222	Environmental Reserve (Cut-off Date) ($)	Settlement Statement, Servicing Report	$1.00
223	Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
224	Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Settlement Statement, Servicing Report	$1.00
225	Debt Service Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
226	Debt Service Reserve (Cut-off Date) ($)	Settlement Statement, Servicing Report	$1.00
227	Debt Service Reserve (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
228	Debt Service Reserve Cap($)	Loan Agreement	None
229	Springing Debt Service Reserve Description	Loan Agreement	None
230	Other Reserves (Upfront)($)	Loan Agreement, Settlement Statement	$1.00
231	Other Reserves (Cut-Off Date)($)	Settlement Statement, Servicing Report	$1.00
232	Other Reserves (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
233	Other Reserves Cap ($)	Loan Agreement	None
234	Other Reserves Description	Loan Agreement	None
235	Other Reserves 2 (Upfront)($)	Loan Agreement, Settlement Statement	$1.00
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	14

#	Specified Attribute	Source Document (in order of priority)	Tolerance
236	Other Reserves 2 (Cut-Off Date) ($)	Settlement Statement, Servicing Report	$1.00
237	Other Reserves 2 (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
238	Other Reserves 2 Cap ($)	Loan Agreement	None
239	Other Reserves 2 Description	Loan Agreement	None
240	Subordinate Debt (Y/N)	Subordinate Debt Loan Agreement, Loan Agreement	None
241	Subordinate Debt Type	Subordinate Debt Loan Agreement, Loan Agreement	None
242	Subordinate Debt Margin	Subordinate Debt Loan Agreement, Loan Agreement	None
243	Subordinate Debt Interest Rate	Recalculated Attribute	None
244	Subordinate Debt Cut-off Date Balance ($)	Subordinate Debt Loan Agreement, Loan Agreement, Servicing Report	$0.01
245	Total Debt Cut-off Date Balance ($)	Recalculated Attribute	$0.01
246	Subordinate Debt Annual Debt Service Payment (P&I) ($)	Recalculated Attribute	None
247	Subordinate Debt Annual Debt Service at Cap ($)	Recalculated Attribute	None
248	Subordinate Debt Amortization Type	Subordinate Debt Loan Agreement, Loan Agreement	None
249	Subordinate Debt Rate Type	Subordinate Debt Loan Agreement, Loan Agreement	None
250	Subordinate Debt Index Floor	Subordinate Debt Loan Agreement, Loan Agreement	None
251	Subordinate Debt Index Cap	Subordinate Debt Interest Rate Cap Agreement	None
252	Subordinate Debt Index Rounding	Subordinate Debt Loan Agreement, Loan Agreement	None
253	Subordinate Debt Index	Subordinate Debt Loan Agreement, Loan Agreement	None
254	Subordinate Debt Accrual	Subordinate Debt Loan Agreement, Loan Agreement	None
255	Total Debt Cut-off Date As-Is LTV	Recalculated Attribute	None
256	Total Debt Cut-off Date UW NCF DSCR	Recalculated Attribute	None
257	Total Debt Cut-off Date UW NOI DY	Recalculated Attribute	None
258	Future Debt Permitted (Y/N)	Loan Agreement	None
259	Permitted Future Debt Type	Loan Agreement	None
260	Grace Period Default (Days)	Loan Agreement	None
261	Grace Period Late (Days)	Loan Agreement	None
262	Initial Prepayment Provision	Loan Agreement	None
263	Remaining Call Protection (Cut-off Date)	Recalculated Attribute	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	15

#	Specified Attribute	Source Document (in order of priority)	Tolerance
264	Upfront Minimum Interest Period	Loan Agreement	None
265	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement	None
266	Appraisal Firm	Appraisal Report	None
267	As-Is Appraisal Valuation Date	Appraisal Report	None
268	As-Is Appraised Value ($)	Appraisal Report	None
269	Stabilized Appraised Value ($)	Appraisal Report	None
270	Appraisal Anticipated Stabilization Date	Appraisal Report	None
271	Mortgage Loan Cut-off Date As-Is LTV Ratio	Recalculated Attribute	None
272	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	Recalculated Attribute	None
273	Collateral Interest Cut-off Date As-Is LTV Ratio	Recalculated Attribute	None
274	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Recalculated Attribute	None
275	Interest Accrual Basis	Loan Agreement	None
276	Interest Accrual Period Start	Loan Agreement	None
277	Interest Accrual Period End	Loan Agreement	None
278	Index Rounding Factor	Loan Agreement	None
279	Lookback Period	Loan Agreement	None
280	Single-Tenant (Y/N)	Underwriting File	None
281	Property Manager	Management Agreement	None
282	Largest Tenant Name	Underwriting File	None
283	Largest Tenant Square Feet	Underwriting File	None
284	Largest Tenant Square Feet %	Recalculated Attribute	None
285	Largest Tenant Expiration Date	Underwriting File	None
286	2nd Largest Tenant Name	Underwriting File	None
287	2nd Largest Tenant Square Feet	Underwriting File	None
288	2nd Largest Tenant Square Feet %	Recalculated Attribute	None
289	2nd Largest Tenant Expiration Date	Underwriting File	None
290	3rd Largest Tenant Name	Underwriting File	None
291	3rd Largest Tenant Square Feet	Underwriting File	None
292	3rd Largest Tenant Square Feet %	Recalculated Attribute	None
293	3rd Largest Tenant Expiration Date	Underwriting File	None
294	4th Largest Tenant Name	Underwriting File	None
295	4th Largest Tenant Square Feet	Underwriting File	None
296	4th Largest Tenant Square Feet %	Recalculated Attribute	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	16

#	Specified Attribute	Source Document (in order of priority)	Tolerance
297	4th Largest Tenant Expiration Date	Underwriting File	None
298	5th Largest Tenant Name	Underwriting File	None
299	5th Largest Tenant Square Feet	Underwriting File	None
300	5th Largest Tenant Square Feet %	Recalculated Attribute	None
301	5th Largest Tenant Expiration Date	Underwriting File	None
302	Hotel Franchise	Franchise Agreement	None
303	Hotel Franchise Expiration Date	Franchise Agreement	None
304	Subordinate Debt Rate Floor	Recalculated Attribute	None
305	Subordinate Debt Rate Cap	Recalculated Attribute	None
306	Subordinate Debt Index Assumption	Recalculated Attribute	None
307	As-Is Appraised Value Type	Appraisal Report	None
308	Stabilized Appraised Value Type	Appraisal Report	None
309	Cut-off Date Total Debt Ann Debt Service ($)	Recalculated Attribute	None
310	Senior Participation Cut-off Date Balance	Recalculated Attribute	$0.01
311	Senior Participation Balloon Payment ($)	Recalculated Attribute	$0.01
312	Senior Participation Margin	Recalculated Attribute	None
313	Underwritten NCF Description	Underwriting File	None
314	Underwritten Stabilized NCF Description	Underwriting File	None
315	Appraisal Stabilized NCF Description	Underwriting File	None
316	Mortgage Loan Maturity Annual Debt Service (IO) ($)	Recalculated Attribute	None
317	Senior Participation Annual Debt Service	Recalculated Attribute	None
318	Senior Participation Annual Debt Service (Cap)	Recalculated Attribute	None
319	Senior Participation Maturity Annual Debt Service (P&I) ($)	Recalculated Attribute	None
320	Senior Participation Maturity Annual Debt Service (Cap) ($)	Recalculated Attribute	None
321	Senior Participation Cut-off Date Interest Rate	Recalculated Attribute	None
322	Amortization Type During Initial Term Description	Loan Agreement	None
323	Control	Company Provided Attribute	None

(1)	For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Meridian City South”, we were instructed by the representatives of the Company to use Engineering Report for the purposes of performing Specified Attribute 9.
(2)	For the Mortgaged Properties identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Tabler Station”, “Madison Park”, “Clarius Park Building 2” and “East Atlanta Logistics Center” securing the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “IP Capital Partners Two-Pack” and “GoodHomes Arlington”, we were instructed by the representatives of the Company to use Appraisal Report for the purposes of performing Specified Attribute 18.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	17

(3)	For the Mortgaged Properties identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Tabler Station”, “Madison Park”, “Clarius Park Building 2” and “East Atlanta Logistics Center” securing the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “IP Capital Partners Two-Pack” and “GoodHomes Arlington”, we were instructed by the representatives of the Company to use Appraisal Report for the purposes of performing Specified Attribute 19.
(4)	For the Mortgage Loan Assets identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “RPM Portfolio” and “Brentwood Downs”, we were instructed by the representatives of the Company to use servicer's payment history for the purposes of performing Specified Attribute 25.
(5)	For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Fossil Creek Portfolio”, we were instructed by the representatives of the Company to use Settlement Statement for the purposes of performing Specified Attribute 29.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	18

#	Specified Attribute	Recalculated Attribute Methodology
27	Mortgage Loan Commitment Original Balance / Unit ($)

For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Commitment Original Balance ($) and (ii) Number of Units.

For the Trylon Tower Mortgage and Mezzanine Splits, the Mortgage Loan Commitment Original Balance / Unit ($) is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Park West Village”, we were instructed by the representatives of the Company to show Mortgage Loan Commitment Original Balance / Unit ($) as “Various”.

For the Mortgaged Properties identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “District Square”, “District Lofts” and “Phase III Retail”, the quotient of (i) Mortgage Loan Commitment Original Balance ($) and (ii) Number of Units.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Commitment Original Balance / Unit ($) for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	19

#	Specified Attribute	Recalculated Attribute Methodology
31	Mortgage Loan Cut-off Date Balance / Unit ($)

For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Number of Units.

For the Trylon Tower Mortgage and Mezzanine Splits, the Mortgage Loan Cut-off Date Balance / Unit ($) is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Park West Village”, we were instructed by the representatives of the Company to show Mortgage Loan Cut-off Date Balance / Unit ($) as “Various”.

For the Mortgaged Properties identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “District Square”, “District Lofts” and “Phase III Retail”, the quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Number of Units.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Cut-off Date Balance / Unit ($) for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

34	Mortgage Loan Balloon Balance ($)

For the Mortgage Loan Assets, sum of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($).

For the Mortgage Loan Asset, identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the Initial Maturity Date or Anticipated Repayment Date based on

Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Cut-off Date Interest Rate, Interest Accrual Basis, First Payment Date, Initial Maturity Date or Anticipated Repayment Date, Initial IO Period, Mortgage Loan Annual Debt Service Payment (P&I) ($) and amortization term (as set forth in the Loan Agreement for such Mortgage Loan Asset).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Propst Promenade”, “The Forum at Gateways” and “Wilson Square Shopping Center”, the product of (i) the quotient of (a) allocated loan amount for each such mortgaged property as set forth in the Loan Agreement for such portfolio’s Mortgage Loan Asset and (b) Mortgage Loan Cut-off Date Balance ($)for such portfolio’s Mortgage Loan Asset and (ii) Mortgage Loan Balloon Balance ($) for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	20

#	Specified Attribute	Recalculated Attribute Methodology
35	Mortgage Loan Balloon Balance / Unit ($)

For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) Number of Units.

For the Trylon Tower Mortgage and Mezzanine Splits, the Mortgage Loan Balloon Balance / Unit ($) is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Park West Village”, we were instructed by the representatives of the Company to show Mortgage Loan Balloon Balance / Unit ($) as “Various”.

For the Mortgaged Properties identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “District Square”, “District Lofts” and “Phase III Retail”, the quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) Number of Units.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Balloon Balance / Unit ($) for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

36	Mortgage Loan Annual Debt Service Payment (IO) ($)

For the Mortgage Loan Assets, the product of (A) Mortgage Loan Cut-off Date Balance ($), (B) Mortgage Loan Cut-off Date Interest Rate and (C) 365/360.

For the Mortgage Loan Assets with Amortization Type During Initial Term as “Amortizing”, is set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Annual Debt Service Payment (IO) ($) for each such mortgaged property is set equal to blank.

37	Mortgage Loan Annual Debt Service Payment (P&I) ($)	For the Mortgage Loan Assets, set equal to Mortgage Loan Annual Debt Service Payment (IO) ($).

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, using the standard Excel payment function, we recalculated the Mortgage Loan Annual Debt Service Payment (P&I) ($) based on Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Cut-off Date Interest Rate and amortization term (as set forth in the Loan Agreement).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Annual Debt Service Payment (P&I) ($) for each such mortgaged property is set equal to blank.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	21

#	Specified Attribute	Recalculated Attribute Methodology
38	Mortgage Loan Annual Debt Service Payment (Cap) ($)

For the Mortgage Loan Assets, the product of (A) Mortgage Loan Cut-off Date Balance ($), (B) Mortgage Loan Rate Cap and (C) 365/360.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, using the standard Excel payment function, we recalculated the Mortgage Loan Annual Debt Service Payment (Cap) ($) based on Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Rate Cap and amortization term (as set forth in the Loan Agreement).

For the Mortgage Loan Assets with Rate Type as “Fixed”, is set equal to “N/A.”

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Annual Debt Service Payment (Cap) ($) for each such mortgaged property is set equal to blank.

39	Mortgage Loan Maturity Annual Debt Service (P&I) ($)

For the Mortgage Loan Assets, the product of (A) Mortgage Loan Balloon Balance ($), (B) Mortgage Loan Cut-off Date Interest Rate and (C) 365/360.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, using the standard Excel payment function, we recalculated the Mortgage Loan Maturity Annual Debt Service (P&I) ($) based on Mortgage Loan Balloon Balance ($), Mortgage Loan Cut-off Date Interest Rate, Original Loan Term (Initial) and amortization term (as set forth in the Loan Agreement).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Maturity Annual Debt Service (P&I) ($) for each such mortgaged property is set equal to blank.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	22

#	Specified Attribute	Recalculated Attribute Methodology
40	Mortgage Loan Maturity Annual Debt Service (Cap) ($)

For the Mortgage Loan Assets, the product of (A) Mortgage Loan Balloon Balance ($), (B) Mortgage Loan Rate Cap and (C) 365/360.

For the Mortgage Loan Assets with Rate Type as “Fixed”, is set equal to “N/A”.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, using the standard Excel payment function, we recalculated the Mortgage Loan Maturity Annual Debt Service (Cap) ($) based on Mortgage Loan Balloon Balance ($), Mortgage Loan Rate Cap, Original Loan Term (Initial) and amortization term (as set forth in the Loan Agreement).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Maturity Annual Debt Service (Cap) ($) for each such mortgaged property is set equal to blank.

42	Aggregate Collateral Interest Cut-off Date Balance %	Quotient of (i) Collateral Interest Cut-off Date Balance ($) and (ii) aggregate Collateral Interest Cut-off Date Balance ($) for all the Mortgage Loan Assets.
43	Collateral Interest Balloon Balance ($)	For the Mortgage Loan Assets, set equal to Collateral Interest Cut-off Date Balance ($).

For the Mortgage Loan Asset, identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, the quotient of (i) the product of (A) Collateral Interest Cut-off Date Balance ($) and (B) Mortgage Loan Balloon Balance ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgaged Properties, identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Propst Promenade”, “The Forum at Gateways” and “Wilson Square Shopping Center”, the quotient of (i) the product of (A) Collateral Interest Cut-off Date Balance ($) and (B) Mortgage Loan Balloon Balance ($) and (ii) Mortgage Loan Cut-off Date Balance ($).
44	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	For the Mortgage Loan Assets, difference between (i) Collateral Interest Cut-off Date Balance ($) and (ii) Collateral Interest Balloon Balance ($).

For the Mortgage Loan Asset, identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, the Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($) is set equal to 0.

For the Mortgaged Properties, identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Propst Promenade”, “The Forum at Gateways” and “Wilson Square Shopping Center”, the Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($) is set equal to 0.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	23

#	Specified Attribute	Recalculated Attribute Methodology
45	Collateral Interest Annual Debt Service Payment (IO) ($)

For the Mortgage Loan Assets, the quotient of (i) the product of (A) Collateral Interest Cut-off Date Balance ($) and (B) Mortgage Loan Annual Debt Service Payment (IO) ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Assets with Amortization Type During Initial Term as “Amortizing”, is set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Annual Debt Service Payment (IO) ($) for each such mortgaged property is set equal to blank.

46	Collateral Interest Annual Debt Service Payment (P&I) ($)	For the Mortgage Loan Assets, is set equal to Collateral Interest Annual Debt Service Payment (IO) ($).

For the Mortgage Loan Asset, identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, the quotient of (i) the product of (A) Collateral Interest Cut-off Date Balance ($) and (B) Mortgage Loan Annual Debt Service Payment (P&I) ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Annual Debt Service Payment (P&I) ($) for each such mortgaged property is set equal to blank.
47	Collateral Interest Annual Debt Service Payment (Cap) ($)

For the Mortgage Loan Assets, the quotient of (i) the product of (A) Collateral Interest Cut-off Date Balance ($) and (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Assets with Rate Type as “Fixed”, is set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Annual Debt Service Payment (Cap) ($) for each such mortgaged property is set equal to blank.

48	Pari Passu Funded Amount	For the Mortgage Loan Assets, the difference between (i) Mortgage Loan Cut-off Date Balance ($) and (ii) the sum of (A) Collateral Interest Cut-off Date Balance ($) and (B) Junior Participation Cut-off Date Balance.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the difference between (i) Mortgage Loan Cut-off Date Balance ($) and (ii) the sum of (A) Collateral Interest Cut-off Date Balance ($) and (B) the product of (x) Junior Participation Cut-off Date Balance for such portfolio’s Mortgage Loan Asset and (y) the quotient of (a) Collateral Interest Cut-off Date Balance ($) (b) Collateral Interest Cut-off Date Balance ($) for such portfolio’s Mortgage Loan Asset.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	24

#	Specified Attribute	Recalculated Attribute Methodology
52	Index Rate Assumption

For the Mortgage Loan Assets, the Index Rate Assumption is calculated by applying the Index Rounding Factor on an assumed provided index of “3.67529%”.

For the Mortgage Loan Assets with Rate Type as “Fixed”, is set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Index Rate Assumption is set to equal blank.

54	Mortgage Loan Cut-off Date Interest Rate

For the Mortgage Loan Assets, the greater of (i) the sum of (A) Mortgage Loan Margin and (B) Index Rate Assumption and (ii) Mortgage Loan Rate Floor.

For the Mortgage Loan Assets with Rate Type as “Fixed”, based on the interest rate as set forth in the Loan Agreement.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Cut-off Date Interest Rate for each such mortgaged property is set equal to blank.

57	Mortgage Loan Rate Cap

For the Mortgage Loan Assets, the sum of (i) Mortgage Loan Index Cap and (ii) Mortgage Loan Margin.

For the Mortgage Loan Assets with Rate Type as “Fixed”, is set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Rate Cap for each such mortgaged property is set equal to blank.

58	Mortgage Loan Rate Floor

For the Mortgage Loan Assets, the sum of (i) Mortgage Loan Margin and (ii) Mortgage Loan Index Floor.

For the Mortgage Loan Assets with Rate Type as “Fixed”, is set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Rate Floor for each such mortgaged property is set equal to blank.

64	Collateral Interest Cut-off Date Interest Rate	Set equal to Mortgage Loan Cut-off Date Interest Rate.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	25

#	Specified Attribute	Recalculated Attribute Methodology
69	Junior Participation Cut-off Date Interest Rate

For the Mortgage Loan Assets, the sum of (A) Junior Participation Cut-off Date Margin and (B) Index Rate Assumption.

For the Mortgage Loan Assets where Junior Participation Cut-off Date Balance is equal to “N/A”, Junior Participation Cut-off Date Interest Rate is set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Junior Participation Cut-off Date Interest Rate for each such mortgaged property is set equal to blank.

72	Initial IO Period (Remaining)

For the Mortgage Loan Assets, the difference between (i) Initial IO Period and (ii) Seasoning (months).

For the Mortgaged Properties indicated in the Final Data File as securing part of a portfolio, the Initial IO Period (Remaining) for each such mortgaged property is set equal to blank.

73	Original Loan Term (Initial)

For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Initial Maturity Date or Anticipated Repayment Date.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Original Loan Term (Initial) for each such mortgaged property is set equal to blank.

74	Original Loan Term (Remaining)

For the Mortgage Loan Assets, the difference between (i) Original Loan Term (Initial) and (ii) Seasoning (months).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Original Loan Term (Remaining) for each such mortgaged property is set equal to blank.

77	Seasoning (months)

For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Cut-off Date. In no event will Seasoning (months) be less than 0.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Seasoning (months) for each such mortgaged property is set equal to blank.

85	First Extension Floor

For the Mortgage Loan Assets, set equal to Mortgage Loan Index Floor, if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing part of a portfolio, the First Extension Floor for each such mortgaged property is set equal to blank.

90	Second Extension Floor

For the Mortgage Loan Assets, set equal to Mortgage Loan Index Floor, if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Second Extension Floor for each such mortgaged property is set equal to blank.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	26

#	Specified Attribute	Recalculated Attribute Methodology
95	Third Extension Floor

For the Mortgage Loan Assets, set equal to Mortgage Loan Index Floor, if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Third Extension Floor for each such mortgaged property is set equal to blank.

97	Fully Extended Loan Term (Initial)

For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Fully Extended Maturity Date.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Extended Loan Term (Initial) for each such mortgaged property is set equal to blank.

98	Fully Extended Loan Term (Remaining)

For the Mortgage Loan Assets, the difference between (i) Fully Extended Loan Term (Initial) and (ii) Seasoning (months).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Extended Loan Term (Remaining) for each such mortgaged property is set equal to blank.

124	Mortgage Loan Most Recent NOI DSCR

For the Mortgage Loan Assets, the quotient of (i) Most Recent NOI and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($), if applicable.

For the Trylon Tower Mortgage and Mezzanine Splits, the Mortgage Loan Most Recent NOI DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, the Mortgage Loan Most Recent NOI DSCR is calculated as the quotient of (i) Most Recent NOI and (ii) Mortgage Loan Annual Debt Service Payment (P&I) ($).

In no event will Mortgage Loan Most Recent NOI DSCR be less than 0.00.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Most Recent NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	27

#	Specified Attribute	Recalculated Attribute Methodology
125	Mortgage Loan Most Recent NCF DSCR

For the Mortgage Loan Assets, the quotient of (i) Most Recent NCF and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($), if applicable.

For the Trylon Tower Mortgage and Mezzanine Splits, the Mortgage Loan Most Recent NCF DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, the Mortgage Loan Most Recent NCF DSCR is calculated as the quotient of (i) Most Recent NCF and (ii) Mortgage Loan Annual Debt Service Payment (P&I) ($).

In no event will Mortgage Loan Most Recent NCF DSCR be less than 0.00.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Most Recent NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

126	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Most Recent NOI and (ii) Mortgage Loan Cut-off Date Balance ($), if applicable.

For the Trylon Tower Mortgage and Mezzanine Splits, the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

In no event will Cut-off Date Mortgage Loan Most Recent NOI Debt Yield be less than 0.0%.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	28

#	Specified Attribute	Recalculated Attribute Methodology
127	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Most Recent NCF and (ii) Mortgage Loan Cut-off Date Balance ($), if applicable.

For the Trylon Tower Mortgage and Mezzanine Splits, the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

In no event will Cut-off Date Mortgage Loan Most Recent NCF Debt Yield be less than 0.0%.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

128	Collateral Interest Most Recent NOI DSCR

For the Mortgage Loan Assets, the quotient of (1) Most Recent NOI and (2) the product of (A) Mortgage Loan Annual Debt Service Payment (IO) ($), if applicable, and (B) the quotient of (i) Senior Participation Cut-off Date Balance and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Trylon Tower Mortgage and Mezzanine Splits, the Collateral Interest Most Recent NOI DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, the Collateral Interest Most Recent NOI DSCR is calculated as the quotient of (i) Most Recent NOI and (ii) the product of (A) Mortgage Loan Annual Debt Service Payment (P&I) ($), if applicable, and (B) the quotient of (i) Senior Participation Cut-off Date Balance and (ii) Mortgage Loan Cut-off Date Balance ($).

In no event will Collateral Interest Most Recent NOI DSCR be less than 0.00.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Most Recent NOI DSCR for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	29

#	Specified Attribute	Recalculated Attribute Methodology
129	Collateral Interest Most Recent NCF DSCR

For the Mortgage Loan Assets, the quotient of (1) Most Recent NCF and (2) the product of (A) the aggregate Mortgage Loan Annual Debt Service Payment (IO) ($), if applicable, and (B) the quotient of (i) Senior Participation Cut-off Date Balance and (ii) the aggregate Mortgage Loan Cut-off Date Balance ($).
For the Trylon Tower Mortgage and Mezzanine Splits, the Collateral Interest Most Recent NCF DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, the Collateral Interest Most Recent NCF DSCR is calculated as the quotient of (i) Most Recent NCF and (ii) the product of (A) Mortgage Loan Annual Debt Service Payment (P&I) ($), if applicable, and (B) the quotient of (i) Senior Participation Cut-off Date Balance and (ii) Mortgage Loan Cut-off Date Balance ($).

In no event will Collateral Interest Most Recent NCF DSCR be less than 0.00.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Most Recent NCF DSCR for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

130	Cut-off Date Collateral Interest Most Recent NOI Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Most Recent NOI and (ii) Senior Participation Cut-off Date Balance, if applicable.

For the Trylon Tower Mortgage and Mezzanine Splits, the Cut-off Date Collateral Interest Most Recent NOI Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

In no event will Cut-off Date Collateral Interest Most Recent NOI Debt Yield be less than 0.0%.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Cut-off Date Collateral Interest Most Recent NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	30

#	Specified Attribute	Recalculated Attribute Methodology
131	Cut-off Date Collateral Interest Most Recent NCF Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Most Recent NCF and (ii) Senior Participation Cut-off Date Balance, if applicable.

For the Trylon Tower Mortgage and Mezzanine Splits, the Cut-off Date Collateral Interest Most Recent NCF Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

In no event will Cut-off Date Collateral Interest Most Recent NCF Debt Yield be less than 0.0%.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Cut-off Date Collateral Interest Most Recent NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	31

#	Specified Attribute	Recalculated Attribute Methodology
140	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR

For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap), If applicable. For the Mortgage Loan Assets identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gateway Apartments”, “Flow Fort Lauderdale”, “The Waypoint Florida Portfolio”, “Lusso Apartments”, “Rewind at Crest”, “Istana at Wurzbach”, “Vue at Sonoma Verde”, “Render Legacy Trail”, “Trylon Tower”, “Enzo Apartments”, “Livano Pflugerville”, “Kinship”, “Ensley”, “Landing 36”, “Park West Village”, “The Joinery Phase II”, “Gordon Logistics Center”, “Ardmore Meadows”, “Parker Apartments”, “Evolve at the Pines”, “Enduro Townhomes”, “The Gin Mill”, “Livano Wildwood”, “Magnolia at Powell”, “Madison Park”, “The Pomeroy”, “Landmark at Crowley”, “Avenues at Carrollton”, “Lakeridge Logistics Center”, “Fossil Creek Portfolio”, “The Noda Apartments”, “Soluna”, “Turner Industrial”, “IP Capital Partners Two-Pack”, “Interchange Industrial”, “Rosedale Industrial Park”, “Mid-Florida Logistics South - Building I” and “Clovis Barker Industrial” we were instructed by the representatives of the Company to assume that the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Trylon Tower Mortgage and Mezzanine Splits, the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR is calculated as the quotient of (i) Underwritten NOI and (ii) Mortgage Loan Annual Debt Service Payment (P&I) ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	32

#	Specified Attribute	Recalculated Attribute Methodology
141	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR

For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap), if applicable. For the Mortgage Loan Assets identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gateway Apartments”, “Flow Fort Lauderdale”, “The Waypoint Florida Portfolio”, “Lusso Apartments”, “Rewind at Crest”, “Istana at Wurzbach”, “Vue at Sonoma Verde”, “Render Legacy Trail”, “Trylon Tower”, “Enzo Apartments”, “Livano Pflugerville”, “Kinship”, “Ensley”, “Landing 36”, “Park West Village”, “The Joinery Phase II”, “Gordon Logistics Center”, “Ardmore Meadows”, “Parker Apartments”, “Evolve at the Pines”, “Enduro Townhomes”, “The Gin Mill”, “Livano Wildwood”, “Magnolia at Powell”, “Madison Park”, “The Pomeroy”, “Landmark at Crowley”, “Avenues at Carrollton”, “Lakeridge Logistics Center”, “Fossil Creek Portfolio”, “The Noda Apartments”, “Soluna”, “Turner Industrial”, “IP Capital Partners Two-Pack”, “Interchange Industrial”, “Rosedale Industrial Park”, “Mid-Florida Logistics South - Building I” and “Clovis Barker Industrial”, we were instructed by the representatives of the Company to assume that the Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Trylon Tower Mortgage and Mezzanine Splits, the Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, the Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR is calculated as the quotient of (i) Underwritten NCF and (ii) Mortgage Loan Annual Debt Service Payment (P&I) ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

142	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) Mortgage Loan Cut-off Date Balance ($),if applicable.

For the Trylon Tower Mortgage and Mezzanine Splits, the Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

In no event will Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield be less than 0.0%.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	33

#	Specified Attribute	Recalculated Attribute Methodology
143	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (ii) Mortgage Loan Cut-off Date Balance ($),if applicable.

For the Trylon Tower Mortgage and Mezzanine Splits, the Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

In no event will Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield be less than 0.0%.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	34

#	Specified Attribute	Recalculated Attribute Methodology
144	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR

For the Mortgage Loan Assets, the quotient of (1) Underwritten NOI ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($), if applicable, and (ii) the quotient of (a) Senior Participation Cut-off Date Balance and (b) Mortgage Loan Cut-off Date Balance ($). For the Mortgage Loan Assets identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gateway Apartments”, “Flow Fort Lauderdale”, “The Waypoint Florida Portfolio”, “Lusso Apartments”, “Rewind at Crest”, “Istana at Wurzbach”, “Vue at Sonoma Verde”, “Render Legacy Trail”, “Trylon Tower”, “Enzo Apartments”, “Livano Pflugerville”, “Kinship”, “Ensley”, “Landing 36”, “Park West Village”, “The Joinery Phase II”, “Gordon Logistics Center”, “Ardmore Meadows”, “Parker Apartments”, “Evolve at the Pines”, “Enduro Townhomes”, “The Gin Mill”, “Livano Wildwood”, “Magnolia at Powell”, “Madison Park”, “The Pomeroy”, “Landmark at Crowley”, “Avenues at Carrollton”, “Lakeridge Logistics Center”, “Fossil Creek Portfolio”, “The Noda Apartments”, “Soluna”, “Turner Industrial”, “IP Capital Partners Two-Pack”, “Interchange Industrial”, “Rosedale Industrial Park”, “Mid-Florida Logistics South - Building I” and “Clovis Barker Industrial”, we were instructed by the representatives of the Company to assume that the Collateral Interest Cut-off Date Balance Underwritten NOI DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Trylon Tower Mortgage and Mezzanine Splits, the Collateral Interest Cut-off Date Balance Underwritten NOI DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, the Collateral Interest Cut-off Date Balance Underwritten NOI DSCR is calculated as the quotient of (i) Underwritten NOI and (ii) the product of (A) Mortgage Loan Annual Debt Service Payment (P&I) ($) and (B) the quotient of (i) Senior Participation Cut-off Date Balance and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Cut-off Date Balance Underwritten NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	35

#	Specified Attribute	Recalculated Attribute Methodology
145	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR

For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($), if applicable, and (ii) the quotient of (a) Senior Participation Cut-off Date Balance and (b) Mortgage Loan Cut-off Date Balance ($), if applicable. For the Mortgage Loan Assets identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gateway Apartments”, “Flow Fort Lauderdale”, “The Waypoint Florida Portfolio”, “Lusso Apartments”, “Rewind at Crest”, “Istana at Wurzbach”, “Vue at Sonoma Verde”, “Render Legacy Trail”, “Trylon Tower”, “Enzo Apartments”, “Livano Pflugerville”, “Kinship”, “Ensley”, “Landing 36”, “Park West Village”, “The Joinery Phase II”, “Gordon Logistics Center”, “Ardmore Meadows”, “Parker Apartments”, “Evolve at the Pines”, “Enduro Townhomes”, “The Gin Mill”, “Livano Wildwood”, “Magnolia at Powell”, “Madison Park”, “The Pomeroy”, “Landmark at Crowley”, “Avenues at Carrollton”, “Lakeridge Logistics Center”, “Fossil Creek Portfolio”, “The Noda Apartments”, “Soluna”, “Turner Industrial”, “IP Capital Partners Two-Pack”, “Interchange Industrial”, “Rosedale Industrial Park”, “Mid-Florida Logistics South - Building I” and “Clovis Barker Industrial”, we were instructed by the representatives of the Company to assume that the Collateral Interest Cut-off Date Balance Underwritten NCF DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Trylon Tower Mortgage and Mezzanine Splits, the Collateral Interest Cut-off Date Balance Underwritten NCF DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, the Collateral Interest Cut-off Date Balance Underwritten NCF DSCR is calculated as the quotient of (i) Underwritten NCF and (ii) the product of (A) Mortgage Loan Annual Debt Service Payment (P&I) ($) and (B) the quotient of (i) Senior Participation Cut-off Date Balance and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Cut-off Date Balance Underwritten NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

146	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) Senior Participation Cut-off Date Balance, if applicable.

For the Trylon Tower Mortgage and Mezzanine Splits, the Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

In no event will Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield be less than 0.0%.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	36

#	Specified Attribute	Recalculated Attribute Methodology
147	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (ii) Senior Participation Cut-off Date Balance, if applicable.

For the Trylon Tower Mortgage and Mezzanine Splits, the Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

In no event will Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield be less than 0.0%.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

156	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR

For the Mortgage Loan Assets, the quotient of (1) Underwritten Stabilized NOI ($) and (2) the lesser of (x) Mortgage Loan Maturity Annual Debt Service (P&I) ($) or (y) Mortgage Loan Maturity Annual Debt Service (Cap) ($). For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “The Gin Mill”, we were instructed by the representatives of the Company to assume that the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR is equal to 1.00.

For the Trylon Tower Mortgage and Mezzanine Splits, the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	37

#	Specified Attribute	Recalculated Attribute Methodology
157	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR

For the Mortgage Loan Assets, the quotient of (1) Underwritten Stabilized NCF ($) and (2) the lesser of (x) Mortgage Loan Maturity Annual Debt Service (P&I) ($) or (y) Mortgage Loan Maturity Annual Debt Service (Cap) ($). For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “The Gin Mill”, we were instructed by the representatives of the Company to assume that the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR is equal to 1.00.

For the Trylon Tower Mortgage and Mezzanine Splits, the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

158	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Underwritten Stabilized NOI ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Trylon Tower Mortgage and Mezzanine Splits, the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

159	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Underwritten Stabilized NCF ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Trylon Tower Mortgage and Mezzanine Splits, the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	38

#	Specified Attribute	Recalculated Attribute Methodology
160	Collateral Interest Underwritten Stabilized NOI DSCR

For the Mortgage Loan Assets, the quotient of (1) Underwritten Stabilized NOI ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Maturity Annual Debt Service (P&I) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) the quotient of (a) Senior Participation Balloon Payment ($) and (b) Mortgage Loan Balloon Balance ($). For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “The Gin Mill”, we were instructed by the representatives of the Company to assume that the Collateral Interest Underwritten Stabilized NOI DSCR is equal to 1.00.

For the Trylon Tower Mortgage and Mezzanine Splits, the Collateral Interest Underwritten Stabilized NOI DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Underwritten Stabilized NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

161	Collateral Interest Underwritten Stabilized NCF DSCR

For the Mortgage Loan Assets, the quotient of (1) Underwritten Stabilized NCF ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Maturity Annual Debt Service (P&I) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) the quotient of (a) Senior Participation Balloon Payment ($) and (b) Mortgage Loan Balloon Balance ($). For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “The Gin Mill”, we were instructed by the representatives of the Company to assume that the Collateral Interest Underwritten Stabilized NCF DSCR is equal to 1.00.

For the Trylon Tower Mortgage and Mezzanine Splits, the Collateral Interest Underwritten Stabilized NCF DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Underwritten Stabilized NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	39

#	Specified Attribute	Recalculated Attribute Methodology
162	Collateral Interest Underwritten Stabilized NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten Stabilized NOI ($) and (ii) Senior Participation Balloon Payment ($).

For the Trylon Tower Mortgage and Mezzanine Splits, the Collateral Interest Underwritten Stabilized NOI Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Underwritten Stabilized NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
163	Collateral Interest Underwritten Stabilized NCF Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Underwritten Stabilized NCF ($) and (ii) Senior Participation Balloon Payment ($).

For the Trylon Tower Mortgage and Mezzanine Splits, the Collateral Interest Underwritten Stabilized NCF Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Underwritten Stabilized NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

172	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR

For the Mortgage Loan Assets, the quotient of (1) Appraisal Stabilized NOI ($) and (2) the product of (A) the lesser of (x) Mortgage Loan Maturity Annual Debt Service (P&I) ($) or (y) Mortgage Loan Maturity Annual Debt Service (Cap) ($).

For the Trylon Tower Mortgage and Mezzanine Splits, the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	40

#	Specified Attribute	Recalculated Attribute Methodology
173	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR

For the Mortgage Loan Assets, the quotient of (1) Appraisal Stabilized NCF ($) and (2) the product of (A) the lesser of (x) Mortgage Loan Maturity Annual Debt Service (P&I) ($) or (y) Mortgage Loan Maturity Annual Debt Service (Cap) ($).

For the Trylon Tower Mortgage and Mezzanine Splits, the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

174	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield

For all other Mortgage Loan Assets, the quotient of (i) Appraisal Stabilized NOI ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Trylon Tower Mortgage and Mezzanine Splits, the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

175	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Appraisal Stabilized NCF ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Trylon Tower Mortgage and Mezzanine Splits, the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	41

#	Specified Attribute	Recalculated Attribute Methodology
176	Collateral Interest Appraisal Stabilized NOI DSCR

For the Mortgage Loan Assets, the quotient of (1) Appraisal Stabilized NOI ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Maturity Annual Debt Service (P&I) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) the quotient of (a) Senior Participation Balloon Payment ($) and (b) Mortgage Loan Balloon Balance ($).

For the Trylon Tower Mortgage and Mezzanine Splits, the Collateral Interest Appraisal Stabilized NOI DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Appraisal Stabilized NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

177	Collateral Interest Appraisal Stabilized NCF DSCR

For the Mortgage Loan Assets, the quotient of (1) Appraisal Stabilized NCF ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Maturity Annual Debt Service (P&I) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) the quotient of (a) Senior Participation Balloon Payment ($) and (b) Mortgage Loan Balloon Balance ($).

For the Trylon Tower Mortgage and Mezzanine Splits, the Collateral Interest Appraisal Stabilized NCF DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Appraisal Stabilized NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	42

#	Specified Attribute	Recalculated Attribute Methodology
178	Collateral Interest Appraisal Stabilized NOI Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Appraisal Stabilized NOI ($) and (ii) Senior Participation Balloon Payment ($).

For the Trylon Tower Mortgage and Mezzanine Splits, the Collateral Interest Appraisal Stabilized NOI Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Appraisal Stabilized NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

179	Collateral Interest Appraisal Stabilized NCF Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Appraisal Stabilized NCF ($) and (ii) Senior Participation Balloon Payment ($).

For the Trylon Tower Mortgage and Mezzanine Splits, the Collateral Interest Appraisal Stabilized NCF Debt Yield is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Appraisal Stabilized NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

185	Affiliated Sponsor (Y/N)	A Recalculated Attribute in which borrower relationships were identified based on shared Sponsor names. Affiliated Sponsor (Y/N) groups were then assigned numbers based on the descending order of aggregate Collateral Interest Cutoff Date Balance ($) of the related group (starting with Group 1).

For the Trylon Tower Mortgage and Mezzanine Splits, the Affiliated Sponsor (Y/N) is set equal to blank.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Affiliated Sponsor (Y/N) for each such mortgaged property is set equal to blank.
243	Subordinate Debt Interest Rate

For the Mortgage Loan Assets with the Subordinate Debt Rate Type as “Floating”, the greater of (i) the sum of (a) Subordinate Debt Margin and (b) Subordinate Debt Index Assumption and (ii) Subordinate Debt Rate Floor.

For the Mortgage Loan Assets with the Subordinate Debt Rate Type as “Fixed”, based on the interest rate as set forth in the Subordinate Debt Loan Agreement.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Subordinate Debt Interest Rate for each such mortgaged property is set equal to blank.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	43

#	Specified Attribute	Recalculated Attribute Methodology
245	Total Debt Cut-off Date Balance ($)

For the Mortgage Loan Assets, the sum of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Subordinate Debt Cut-off Date Balance.

For the Mortgage Loan Assets with Subordinate Debt (Y/N) as “N”, is set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Total Debt Cut-off Date Balance ($) for each such mortgaged property is set equal to blank.

246	Subordinate Debt Annual Debt Service Payment (P&I) ($)

For the Mortgage Loan Assets, the product of (A) Subordinate Debt Cut-off Date Balance ($), (B) greater of (i) Subordinate Debt Interest Rate (ii) Subordinate Debt Rate Floor and (C) 365/360.

For the Mortgage Loan Assets with Subordinate Debt (Y/N) as “N”, is set equal to “N/A”.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, using the standard Excel payment function, we recalculated the Subordinate Debt Annual Debt Service Payment (P&I) ($) based on Subordinate Debt Cut-off Date Balance ($), Subordinate Debt Interest Rate and amortization term (as set forth in Subordinate Debt Loan Agreement).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Subordinate Debt Annual Debt Service Payment (P&I) ($) for each such mortgaged property is set equal to blank.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	44

#	Specified Attribute	Recalculated Attribute Methodology
247	Subordinate Debt Annual Debt Service at Cap ($)

For the Mortgage Loan Assets, the product of (A) Subordinate Debt Cut-off Date Balance ($), (B) Subordinate Debt Rate Cap and (C) 365/360.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, using the standard Excel payment function, we recalculated the Subordinate Debt Annual Debt Service at Cap ($) based on Subordinate Debt Cut-off Date Balance ($), Subordinate Debt Rate Cap and amortization term (as set forth in Subordinate Debt Loan Agreement).

For the Mortgage Loan Assets with Subordinate Debt (Y/N) as “N” or Subordinate Debt Rate Type as “Fixed”, is set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Subordinate Debt Annual Debt Service at Cap ($) for each such mortgaged property is set equal to blank.

255	Total Debt Cut-off Date As-Is LTV

For the Mortgage Loan Assets, the quotient of (i) Total Debt Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).

For the Mortgage Loan Assets with Subordinate Debt (Y/N) as “N”, is set equal to “N/A”.

For the Trylon Tower Mortgage and Mezzanine Splits, the Total Debt Cut-off Date As-Is LTV is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Total Debt Cut-off Date As-Is LTV for each such mortgaged property is set equal to blank.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	45

#	Specified Attribute	Recalculated Attribute Methodology
256	Total Debt Cut-off Date UW NCF DSCR

For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($). For the Mortgage Loan Assets identified in the Final Data File with a Subordinate Debt (Y/N) value of “Y,” we were instructed by the representatives of the Company to add to clause (ii) of this procedure the lesser of (a) Subordinate Debt Annual Debt Service Payment (P&I) ($) or (b) Subordinate Debt Annual Debt Service at Cap ($). For the Mortgage Loan Assets identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Istana at Wurzbach”, “Enduro Townhomes”, “Springhill Suites Tampa”, “Magnolia at Powell”, “The Pomeroy” and “Soluna”, we were instructed by the representatives of the Company to assume that the Total Debt Cut-off Date UW NCF DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Mortgage Loan Assets with Subordinate Debt (Y/N) as “N”, is set equal to “N/A”.

For the Trylon Tower Mortgage and Mezzanine Splits, the Total Debt Cut-off Date UW NCF DSCR is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, the Total Debt Cut-off Date UW NCF DSCR is calculated as the quotient of (i) Underwritten NCF ($) and (ii) the sum of (a) Mortgage Loan Annual Debt Service Payment (P&I) ($) and (b) Subordinate Debt Annual Debt Service Payment (P&I) ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Total Debt Cut-off Date UW NCF DSCR for each such mortgaged property is set equal to blank.

257	Total Debt Cut-off Date UW NOI DY

For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) Total Debt Cut-off Date Balance ($).

In no event will Total Debt Cut-off Date UW NOI DY be less than 0.0%.

For the Mortgage Loan Assets with Subordinate Debt (Y/N) as “N”, is set equal to “N/A”.

For the Trylon Tower Mortgage and Mezzanine Splits, the Total Debt Cut-off Date UW NOI DY is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Total Debt Cut-off Date UW NOI DY for each such mortgaged property is set equal to blank.

263	Remaining Call Protection (Cut-off Date)	For the Mortgage Loan Assets, the Initial Prepayment Provision adjusted by the Seasoning (months).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Remaining Call Protection (Cut-off Date) for each such mortgaged property is set equal to blank.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	46

#	Specified Attribute	Recalculated Attribute Methodology
271	Mortgage Loan Cut-off Date As-Is LTV Ratio

For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).

For the Trylon Tower Mortgage and Mezzanine Splits, the Mortgage Loan Cut-off Date As-Is LTV Ratio is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Cut-off Date As-Is LTV Ratio for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

272	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio

For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) Stabilized Appraised Value ($).

For the Trylon Tower Mortgage and Mezzanine Splits, the Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

273	Collateral Interest Cut-off Date As-Is LTV Ratio

For the Mortgage Loan Assets, the quotient of (i) Senior Participation Cut-off Date Balance and (ii) As-Is Appraised Value ($).

For the Trylon Tower Mortgage and Mezzanine Splits, the Collateral Interest Cut-off Date As-Is LTV Ratio is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Cut-off Date As-Is LTV Ratio for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	47

#	Specified Attribute	Recalculated Attribute Methodology
274	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	For the Mortgage Loan Assets, the quotient of (A) Senior Participation Balloon Payment ($) and (B) Stabilized Appraised Value ($).

For the Trylon Tower Mortgage and Mezzanine Splits, the Collateral Interest Commitment Maturity Date Stabilized LTV Ratio is set equal to the corresponding amount recomputed for the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Trylon Tower”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Commitment Maturity Date Stabilized LTV Ratio for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
284	Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Mortgaged Properties for which the Property Type for such Mortgaged Property, was equal to “Multifamily”, “Manufactured Housing” or “Hospitality” (as set forth on the Final Data File). For the Mortgage Loan Assets with a Largest Tenant Square Feet as blank, the Largest Tenant Square Feet % is set equal to blank.

For the Trylon Tower Mortgage and Mezzanine Splits, the Largest Tenant Square Feet % is set equal to blank.
288	2nd Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) 2nd Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Mortgaged Properties for which the Property Type for such Mortgaged Property, was equal to “Multifamily”, “Manufactured Housing” or “Hospitality” (as set forth on the Final Data File). For the Mortgage Loan Assets with a 2nd Largest Tenant Square Feet as blank, the 2nd Largest Tenant Square Feet % is set equal to blank.

For the Trylon Tower Mortgage and Mezzanine Splits, the 2nd Largest Tenant Square Feet % is set equal to blank.
292	3rd Largest Tenant Square Feet %

For the Mortgaged Properties, the quotient of (i) 3rd Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Mortgaged Properties for which the Property Type for such Mortgaged Property, was equal to “Multifamily”, “Manufactured Housing” or “Hospitality” (as set forth on the Final Data File). For the Mortgage Loan Assets with a 3rd Largest Tenant Square Feet as blank, the 3rd Largest Tenant Square Feet % is set equal to blank.

For the Trylon Tower Mortgage and Mezzanine Splits, the 3rd Largest Tenant Square Feet % is set equal to blank.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	48

#	Specified Attribute	Recalculated Attribute Methodology
296	4th Largest Tenant Square Feet %

For the Mortgaged Properties, the quotient of (i) 4th Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Mortgaged Properties for which the Property Type for such Mortgaged Property, was equal to “Multifamily”, “Manufactured Housing” or “Hospitality” (as set forth in the Final Data File). For the Mortgage Loan Assets with a 4th Largest Tenant Square Feet as blank, the 4th Largest Tenant Square Feet % is set equal to blank.

For the Trylon Tower Mortgage and Mezzanine Splits, the 4th Largest Tenant Square Feet % is set equal to blank.

300	5th Largest Tenant Square Feet %

For the Mortgaged Properties, the quotient of (i) 5th Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Mortgaged Properties for which the Property Type for such Mortgaged Property, was equal to “Multifamily”, “Manufactured Housing” or “Hospitality” (as set forth in the Final Data File). For the Mortgage Loan Assets with a 5th Largest Tenant Square Feet as blank, the 5th Largest Tenant Square Feet % is set equal to blank.

For the Trylon Tower Mortgage and Mezzanine Splits, the 5th Largest Tenant Square Feet % is set equal to blank.

304	Subordinate Debt Rate Floor

For the Mortgage Loan Assets, the sum of (i) Subordinate Debt Margin and (ii) Subordinate Debt Index Floor.

For the Mortgage Loan Assets with Subordinate Debt (Y/N) as “N” and Subordinate Debt Rate Type as “Fixed”, is set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing part of a portfolio, the Subordinate Debt Rate Floor for each such mortgaged property is set equal to blank.

305	Subordinate Debt Rate Cap

For the Mortgage Loan Assets, the sum of (i) Subordinate Debt Margin and (ii) Subordinate Debt Index Cap.

For the Mortgage Loan Assets with Subordinate Debt (Y/N) as “N” and Subordinate Debt Rate Type as “Fixed”, is set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Subordinate Debt Rate Cap for each such mortgaged property is set equal to blank.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	49

#	Specified Attribute	Recalculated Attribute Methodology
306	Subordinate Debt Index Assumption

For the Mortgage Loan Assets, the Subordinate Debt Index Assumption is calculated by applying the Index Rounding Factor as set forth in the Subordinate Debt Loan Agreement on an assumed provided index of “3.67529%”.

For the Mortgage Loan Assets with Subordinate Debt (Y/N) as “N” and Subordinate Debt Rate Type as “Fixed”, is set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Subordinate Debt Index Assumption is set to equal blank.

309	Cut-off Date Total Debt Ann Debt Service ($)

For the Mortgage Loan Assets, the sum of (i) Subordinate Debt Annual Debt Service Payment (P&I) ($) and (ii) Mortgage Loan Annual Debt Service Payment (P&I) ($).

For the Mortgage Loan Assets with Subordinate Debt (Y/N) as “N” and Subordinate Debt Rate Type as “Fixed”, is set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Cut-off Date Total Debt Ann Debt Service ($) for each such mortgaged property is set equal to blank.

310	Senior Participation Cut-off Date Balance	For the Mortgage Loan Assets, the difference between (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Junior Participation Cut-off Date Balance.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the difference between (i) Mortgage Loan Cut-off Date Balance ($) and (ii) the product of (x) Junior Participation Cut-off Date Balance for such portfolio’s Mortgage Loan Asset and (y) the quotient of (a) Collateral Interest Cut-off Date Balance ($) (b) Collateral Interest Cut-off Date Balance ($) for such portfolio’s Mortgage Loan Asset.
311	Senior Participation Balloon Payment ($)	For the Mortgage Loan Assets, the difference between (i) Mortgage Loan Balloon Balance ($) and (ii) Junior Participation Balloon Payment ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the difference between (i) Mortgage Loan Balloon Balance ($) and (ii) the product of (x) Junior Participation Balloon Payment ($) for such portfolio’s Mortgage Loan Asset and (y) the quotient of (a) Collateral Interest Cut-off Date Balance ($) (b) Collateral Interest Cut-off Date Balance ($) for such portfolio’s Mortgage Loan Asset.
312	Senior Participation Margin	Set equal to Mortgage Loan Margin.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	50

#	Specified Attribute	Recalculated Attribute Methodology
316	Mortgage Loan Maturity Annual Debt Service (IO) ($)

For the Mortgage Loan Assets, the product of (A) Mortgage Loan Balloon Balance ($), (B) Mortgage Loan Cut-off Date Interest Rate and (C) 365/360.

For the Mortgage Loan Assets with Amortization Type During Initial Term as “Amortizing”, is set equal to “N/A”.

For the Mortgaged Properties indicated on the Final Data File as securing a part of a portfolio, the Mortgage Loan Maturity Annual Debt Service (IO) ($) for each such mortgaged property is set equal to blank.

317	Senior Participation Annual Debt Service

For the Mortgage Loan Assets, the product of (A) Senior Participation Cut-off Date Balance, (B) Senior Participation Cut-off Date Interest Rate and (C) 365/360.

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, the Senior Participation Annual Debt Service is set equal to Mortgage Loan Annual Debt Service Payment (P&I) ($).

For the Mortgaged Properties indicated on the Final Data File as securing a part of a portfolio, the Senior Participation Annual Debt Service for each such mortgaged property is set equal to blank.

318	Senior Participation Annual Debt Service (Cap)

For the Mortgage Loan Assets, the product of (A) Senior Participation Cut-off Date Balance, (B) the sum of (i) Senior Participation Margin and (ii) Mortgage Loan Index Cap and (C) 365/360.

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, the Senior Participation Annual Debt Service (Cap) is set equal to Mortgage Loan Annual Debt Service Payment (Cap) ($).

For the Mortgage Loan Assets with Rate Type as “Fixed”, is set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Senior Participation Annual Debt Service (Cap) for each such mortgaged property is set equal to blank.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	51

#	Specified Attribute	Recalculated Attribute Methodology
319	Senior Participation Maturity Annual Debt Service (P&I) ($)

For the Mortgage Loan Assets, the product of (A) Senior Participation Balloon Payment ($), (B) Senior Participation Cut-off Date Interest Rate and (C) 365/360.

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, the Senior Participation Maturity Annual Debt Service (P&I) ($) is set equal to Mortgage Loan Maturity Annual Debt Service (P&I) ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Senior Participation Maturity Annual Debt Service (P&I) ($) for each such mortgaged property is set equal to blank.

320	Senior Participation Maturity Annual Debt Service (Cap) ($)

For the Mortgage Loan Assets, the product of (A) Senior Participation Balloon Payment ($), (B) the sum of (i) Senior Participation Margin and (ii) Mortgage Loan Index Cap and (C) 365/360.

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “Gatlin Retail Portfolio”, the Senior Participation Maturity Annual Debt Service (Cap) ($) is set equal to Mortgage Loan Maturity Annual Debt Service (Cap) ($).

For the Mortgage Loan Assets with Rate Type as “Fixed”, is set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Senior Participation Maturity Annual Debt Service (Cap) ($) for each such mortgaged property is set equal to blank.

321	Senior Participation Cut-off Date Interest Rate

For the Mortgage Loan Assets, the greater of 1) sum of (i) Index Rate Assumption and (ii) Senior Participation Margin and 2) Mortgage Loan Rate Floor.

For the Mortgage Loan Assets with Rate Type as “Fixed”, based on the interest rate as set forth in the Loan Agreement.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Senior Participation Cut-off Date Interest Rate for each such mortgaged property is set equal to blank.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	52

Collateral Interest Number	Specified Attribute
4.00	Occupancy (%); Occupancy Date
19.06	Property Type; Specific Property Type
19.07	Property Type; Specific Property Type
41.00	Hotel Franchise Expiration Date
48.00	Occupancy (%); Occupancy Date
59.00	Occupancy (%); Occupancy Date
59.01	Occupancy (%); Occupancy Date
59.02	Occupancy (%); Occupancy Date

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	53